Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Asset's Expected Useful Life
Depreciation is calculated on a straight-line basis, based on an asset’s expected useful life, being within following ranges:

Process plant and machinery	5 - 10 years
Other fixtures and fittings, tools and equipment	3 - 5 years
Leasehold improvements	3 - 10 years
Right-of-use asset s	2 - 10 years

Summary of Lease Liabilities Recognized in the Consolidated Interim Financial Position	The transition to the lease liabilities recognized in the consolidated financial position at January 1, 2019, in accordance with IFRS 16, is summarized below:

(EUR ‘000)
Operating lease commitments as per December 31, 2018	19,627
Short-term contracts and low value assets	(169)

Undiscounted, operating lease commitments as per January 1, 2019	19,458

Lease liabilities discounted by incremental borrowing rates as per January 1, 2019	17,700